Exploration Contracts - Schedule of breakdown of exploration expenses (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020
Schedule Of Break Down Of Exploration Expenses [Line Items]
Exploration labor	$ 1,394	$ 790		$ 4,047	$ 2,781
Offshore campaigns	241	16,662		39,032	27,993
Share-based compensation (Note 6)	2,899	18,138		26,970	833
Amortization	95	98	[1]	453	563
External consulting	1,180	2,087		6,814	4,168
Travel, workshop and other	231	332		1,441	877
PMTS	1,303			14,250	11,667
Exploration and evaluation expenses	7,343	38,107	[1]	93,006	48,881
General
Schedule Of Break Down Of Exploration Expenses [Line Items]
External consulting				12	40
Exploration and evaluation expenses				12	40
NORI Exploration Contract
Schedule Of Break Down Of Exploration Expenses [Line Items]
Exploration labor	1,017	436		2,769	1,558
Offshore campaigns	185	13,330		38,956	23,119
Share-based compensation (Note 6)	1,993	9,979		17,116	449
Amortization	94	97		448	556
External consulting	1,140	1,539		6,403	2,829
Travel, workshop and other	166	150		1,064	664
PMTS	1,043			11,400	9,333
Exploration and evaluation expenses	5,638	25,531		78,156	38,508
Marawa Option Agreement
Schedule Of Break Down Of Exploration Expenses [Line Items]
Exploration labor	187	188		606	722
Offshore campaigns	28	1,666		33	2,619
Share-based compensation (Note 6)	451	4,240		4,401	276
External consulting	29	259		200	650
Travel, workshop and other	33	80		123	191
PMTS	130			1,425	1,167
Exploration and evaluation expenses	858	6,433		6,788	5,625
TOML Exploration Contract
Schedule Of Break Down Of Exploration Expenses [Line Items]
Exploration labor	190	166		672	501
Offshore campaigns	28	1,666		43	2,255
Share-based compensation (Note 6)	455	3,919		5,453	108
Amortization	1	1		4	6
External consulting	11	289		199	649
Travel, workshop and other	32	102		254	22
PMTS	130			1,425	1,167
Exploration and evaluation expenses	$ 847	$ 6,143		$ 8,050	$ 4,708

[1]	The condensed consolidated statements of loss and comprehensive loss for the three months ended March 31, 2021 was restated. Refer to the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2021 filed with the Securities and Exchange Commission on November 15, 2021.